Segment Information - Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of CODM Reviews Several Key Metrics Included in Net Income (Loss) and Total Assets [Abstract]
Marketable securities held in Trust Account	$ 0	$ 241,144,179		$ 239,042,295
Cash	0	1,124,492		1,329,433
General and administrative costs	18,571	966,218	$ 121,696	2,213,588
Interest earned on marketable securities held in Trust Account	$ 0	$ 2,101,884	$ 717,933	$ 7,892,295